Commitments and Contingent Liabilities (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities in business combination [line items]
Customer prepayments	$ 440,300	$ 503,400
Brazilian Tax Authorities [Member]
Disclosure of contingent liabilities in business combination [line items]
Additional taxes and interest	36,800
Canada Revenue Agency [Member]
Disclosure of contingent liabilities in business combination [line items]
Additional taxes and interest	71,200
Canadian Tax Authorities [Member]
Disclosure of contingent liabilities in business combination [line items]
Additional taxes and interest	$ 9,000